UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 90.7%
Air Transportation: 8.3%
200,000	American Airlines Group, Inc.	$10,406,000
800,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR [1]	6,416,000
100,000	Southwest Airlines Co.	6,545,000
		23,367,000
Basic Materials Manufacturing: 12.6%
300,000	Builders FirstSource, Inc. [1]	6,537,000
100,000	Eagle Materials, Inc.	11,330,000
175,000	Encore Wire Corp.	8,513,750
260,000	United States Steel Corp.	9,149,400
		35,530,150
Computer & Electronic Products: 6.1%
280,000	Integrated Device Technology, Inc. [1]	8,324,400
215,000	Micron Technology, Inc. [1]	8,840,800
		17,165,200
Construction: 3.8%
242,905	Century Communities, Inc. [1]	7,554,346
60,000	DR Horton, Inc.	3,064,200
		10,618,546
Depository Credit Intermediation: 6.2%
250,000	Bank of America Corp.	7,380,000
125,000	Hilltop Holdings, Inc.	3,166,250
220,000	Triumph Bancorp, Inc. [1]	6,930,000
		17,476,250
Food & Beverage Manufacturing: 2.1%
180,000	Blue Buffalo Pet Products, Inc. [1]	5,902,200

Floor Covering Manufacturing: 2.0%
1,482,000	The Dixie Group, Inc. [1,2,3]	5,705,700

Internet Services: 6.9%
50,000	Facebook, Inc. - Class A [1]	8,823,000
950,000	Gogo, Inc. [1]	10,716,000
		19,539,000
Land Ownership & Leasing: 4.7%
30,000	Texas Pacific Land Trust	13,398,900

Leisure: 2.8%
150,000	Norwegian Cruise Line Holdings Ltd. [1]	7,987,500

Medical Equipment & Supplies Manufacturing: 1.9%
265,000	Novocure Ltd. [1]	5,353,000

Mining, Oil & Gas Extraction: 10.9%
902,020	Comstock Resources, Inc. [1,3]	7,631,089
285,000	Matador Resources Co. [1]	8,872,050
183,500	Parsley Energy, Inc. - Class A [1]	5,402,240
645,000	Ring Energy, Inc. [1]	8,965,500
		30,870,879

Packaging: 1.9%
240,000	KapStone Paper & Packaging Corp.		5,445,600

Real Estate Investment Trusts: 1.3%
150,000	The GEO Group, Inc.		3,540,000

Recreation: 0.3%
57,800	Callaway Golf Co.		805,154

Restaurants & Eating Places: 1.3%
1,391,974	Luby's, Inc. [1,2,3]		3,674,811

Retail Trade: 2.8%
2,500,000	J.C. Penney Co., Inc. [1]		7,900,000

Software Publishers: 6.8%
375,000	Nutanix, Inc. - Class A [1]		13,230,000
400,000	Snap, Inc. - Class A [1]		5,844,000
			19,074,000
Support Activities for Mining: 8.0%
290,000	ProPetro Holding Corp. [1]		5,846,400
450,000	Select Energy Services, Inc. - Class A [1]		8,208,000
400,000	Solaris Oilfield Infrastructure, Inc. - Class A [1,3]		8,564,000
			22,618,400
TOTAL COMMON STOCKS
(Cost $223,794,604)			255,972,290

Contracts (100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 5.4% [1]
Computer & Electronic Products: 1.0%
1,500	Activision Blizzard, Inc. Expiration: January 2018 Exercise Price: $55.00	$9,498,000	1,282,500
2,500	Applied Materials, Inc. Expiration: April 2018 Exercise Price: $48.00	12,780,000	1,381,250
			2,663,750
Construction: 0.5%
1,200	Lennar Corp. Expiration: May 2018 Exercise Price: $52.50	7,588,800	1,416,000

Footwear Manufacturing: 1.1%
1,375	NIKE, Inc. Expiration: April 2018 Exercise Price: $40.00	8,600,625	3,135,000

Restaurants & Eating Places: 1.1%
500	McDonald's Corp. Expiration: January 2018 Exercise Price: $110.00	8,606,000	3,162,500

Retail Trade: 1.7%
2,000	Wal-Mart Stores, Inc. Expiration: January 2018 Exercise Price: $75.00	19,750,000	4,830,000

TOTAL CALL OPTIONS PURCHASED
(Cost $9,384,872)	15,207,250
TOTAL INVESTMENTS IN SECURITIES: 96.1%
(Cost $233,179,476)	271,179,540
Other Assets in Excess of Liabilities: 3.9%	11,112,609
TOTAL NET ASSETS: 100.0%	$282,292,149

ADR	American Depositary Receipt
[1]	Non-income producing security
[2]	A portion of this security is considered illiquid. As of December 31, 2017, the total value of the investments considered illiquid was $8,436,932 or 3.0% of total net assets.
[3]	Affiliated company as defined by the Investment Company Act of 1940
	Share Balance December 31, 2017	Value March 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2017	Dividend Income
Comstock Resources, Inc.	902,020	$8,945,900	$850,432	$1,027,072	$(5,233,251)	$4,095,080	$7,631,089	$-
The Dixie Group, Inc.	1,482,000	6,060,676	-	828,231	(1,737,597)	2,210,852	5,705,700	-
Luby's, Inc.	1,391,974	4,751,999	-	334,490	(1,073,513)	330,815	3,674,811	-
Solaris Oilfield Infrastructure, Inc. - Class A	400,000	-	7,247,141	2,035,670	626,180	2,726,349	8,564,000	-
Total							$25,575,600
U.S. Concrete, Inc.*	-	7,423,250	-	8,539,111	3,011,189	(1,895,328)	-
Total					$(4,406,992)	$7,467,768		$-

*	This securitiy was considered an affiliate during the period, but is no longer an affiliate at December 31, 2017.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$255,972,290	$-	$-	$255,972,290
Call Options Purchased	-	15,207,250	-	15,207,250
Total Investments in Securities	$255,972,290	$15,207,250	$-	$271,179,540

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2017.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The average notional value of options held by the Fund during the period was $72,578,986. The following table presents the value of derivative instruments at December 31, 2017 (Unaudited):
					Net Unrealized Gain/(Loss) on Open Positions
	Value - Asset Derivative		Value - Liability Derivative
Options Contracts	Assets	Liabilities	Assets	Liabilities
Equity Contracts: Call Options Purchased	$15,207,250	$-	$-	$-	$5,822,378

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Air Transportation: 6.3%
700,000	Controladora Vuela Cia de Aviacion SAB de CV - ADR [1]	$5,614,000
500,000	JetBlue Airways Corp. [1]	11,170,000
525,000	Spirit Airlines, Inc. [1]	23,546,250
		40,330,250
Automotive Retail: 4.8%
510,000	Cooper Tire & Rubber Co.	18,028,500
180,000	Group 1 Automotive, Inc.	12,774,600
		30,803,100
Basic Materials Manufacturing: 15.4%
780,000	Commercial Metals Co.	16,629,600
260,000	Eagle Materials, Inc.	29,458,000
525,000	Encore Wire Corp. [2]	25,541,250
750,000	United States Steel Corp.	26,392,500
		98,021,350
Chemical Manufacturing: 1.1%
105,000	KMG Chemicals, Inc.	6,938,400

Computer & Electronic Products: 6.7%
99,000	FARO Technologies, Inc. [1]	4,653,000
500,000	Integrated Device Technology, Inc. [1]	14,865,000
675,000	Tower Semiconductor Ltd. [1]	23,004,000
		42,522,000
Concrete & Cement Product Manufacturing: 1.0%
75,000	U.S. Concrete, Inc. [1]	6,273,750

Construction: 3.7%
550,000	Century Communities, Inc. [1]	17,105,000
245,000	Primoris Services Corp.	6,661,550
		23,766,550
Couriers & Express Delivery Services: 3.1%
865,000	Air Transport Services Group, Inc. [1]	20,016,100

Depository Credit Intermediation: 9.0%
890,000	Hilltop Holdings, Inc.	22,543,700
185,000	Independent Bank Group, Inc.	12,506,000
530,000	LegacyTexas Financial Group, Inc.	22,371,300
		57,421,000
Freight Transportation: 2.5%
105,000	Marten Transport Ltd.	2,131,500
365,000	Werner Enterprises, Inc.	14,107,250
		16,238,750
Internet Services: 1.8%
1,000,000	Gogo, Inc. [1]	11,280,000

Land Ownership & Leasing: 5.0%
71,359	Texas Pacific Land Trust [2]	31,871,070

Leisure: 1.4%
260,000	Cinemark Holdings, Inc.	9,053,200

Medical Equipment & Supplies Manufacturing: 3.2%
280,000	BioTelemetry, Inc. [1]	8,372,000
1,627,500	Dignitana AB [1,2,3]	611,074
1,627,500	Dignitana AB - BTA [1,3]	591,234
255,000	Merit Medical Systems, Inc. [1]	11,016,000
		20,590,308
Mining, Oil & Gas Extraction: 6.8%
90,000	Diamondback Energy, Inc. [1]	11,362,500
465,000	RSP Permian, Inc. [1]	18,916,200
950,000	WPX Energy, Inc. [1]	13,366,500
		43,645,200
Packaging: 3.0%
840,000	KapStone Paper & Packaging Corp.	19,059,600

Pharmaceuticals: 1.7%
275,000	Supernus Pharmaceuticals, Inc. [1]	10,958,750

Real Estate Investment Trusts: 1.8%
190,000	CyrusOne, Inc.	11,310,700

Recreation: 1.7%
200,000	Brunswick Corp.	11,044,000

Restaurants & Eating Places: 1.5%
1,134,700	Luby's, Inc. [1,2,3]	2,995,608
120,000	Texas Roadhouse, Inc.	6,321,600
		9,317,208
Retail Trade: 4.5%
960,000	American Eagle Outfitters, Inc.	18,048,000
200,000	Ollie's Bargain Outlet Holdings, Inc. [1]	10,650,000
		28,698,000
Scientific Research & Development Services: 3.0%
45,000	Charles River Laboratories International, Inc. [1]	4,925,250
275,000	Exact Sciences Corp. [1]	14,448,500
		19,373,750
Software Publishers: 5.4%
300,000	Fortinet, Inc. [1]	13,107,000
600,000	Nutanix, Inc. - Class A [1]	21,168,000
		34,275,000
Support Activities for Mining: 3.7%
1,000,000	Fairmount Santrol Holdings, Inc. [1]	5,230,000
600,000	Solaris Oilfield Infrastructure, Inc. - Class A [1,3]	12,846,000
170,000	U.S. Silica Holdings, Inc.	5,535,200
		23,611,200
Transportation Equipment: 1.6%
275,000	Trinity Industries, Inc.	10,301,500

TOTAL COMMON STOCKS
(Cost $482,912,378)		636,720,736

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $482,912,378)	636,720,736
Other Assets in Excess of Liabilities: 0.3%	1,648,322
TOTAL NET ASSETS: 100.0%	$638,369,058

ADR	American Depositary Receipt
BTA	Betalda Tecknade Aktier (Swedish) - Paid Subscripton Shares
[1]	Non-income producing security
[2]	A portion of this security is considered illiquid. As of December 31, 2017, the total value of the investments considered illiquid was $9,239,607 or 1.4% of total net assets.
[3]	Affiliated company as defined by the Investment Company Act of 1940
	Share Balance December 31, 2017	Value March 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2017	Dividend Income
Comstock Resources, Inc.	-	$2,972,060	$-	$2,067,740	$(6,829,376)	$5,925,056	$-	$-
Dignitana AB	1,627,500	2,960,527	-	969,632	-	(1,379,821)	611,074	-
Dignitana AB - BTA	1,627,500	-	1,380,033	-	-	(788,799)	591,234	-
Luby's, Inc.	1,134,700	3,545,400	-	14,722	(10,532)	(524,538)	2,995,608	-
Solaris Oilfield Infrastructure, Inc. - Class A	600,000	-	8,291,295	-	-	4,554,705	12,846,000	-
Total							17,043,916
U.S. Concrete, Inc.*	75,000	27,627,400	-	26,626,721	13,906,423	(8,633,352)	6,273,750	-
Total					$7,066,515	$(846,749)		$-

*	This securitiy was considered an affiliate during the period, but is no longer an affiliate at December 31, 2017.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$636,720,736	$-	$-	$636,720,736
Total Investments in Securities	$636,720,736	$-	$-	$636,720,736

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2017.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 100.0%
Auto Parts Manufacturing: 1.8%
45,000	Cooper Tire & Rubber Co.	$1,590,750

Automotive Retail: 1.6%
20,000	Group 1 Automotive, Inc.	1,419,400

Basic Materials Manufacturing: 11.4%
175,000	Commercial Metals Co.	3,731,000
33,000	Eagle Materials, Inc.	3,738,900
55,000	Encore Wire Corp.	2,675,750
		10,145,650
Building Materials Distribution: 2.9%
120,000	Builders FirstSource, Inc. [1]	2,614,800

Computer & Electronic Products: 8.9%
40,000	Ichor Holdings Ltd. [1]	984,000
90,000	Integrated Device Technology, Inc. [1]	2,675,700
90,000	Tower Semiconductor Ltd. [1]	3,067,200
75,000	TTM Technologies, Inc. [1]	1,175,250
		7,902,150
Concrete & Cement Product Manufacturing: 0.9%
10,000	U.S. Concrete, Inc. [1]	836,500

Construction: 5.7%
90,000	Century Communities, Inc. [1]	2,799,000
20,000	Dycom Industries, Inc. [1]	2,228,600
		5,027,600
Depository Credit Intermediation: 9.6%
70,000	Home Bancshares, Inc.	1,627,500
35,000	Legg Mason, Inc.	1,469,300
85,000	Triumph Bancorp, Inc. [1]	2,677,500
100,000	Veritex Holdings, Inc. [1]	2,759,000
		8,533,300
Financial Investment Activities: 2.8%
110,000	TriState Capital Holdings, Inc. [1]	2,530,000

Food & Beverage Manufacturing: 3.1%
85,000	Farmer Brothers Co. [1]	2,732,750

Freight Transportation: 2.7%
85,000	Covenant Transportation Group, Inc. - Class A [1]	2,442,050

Ground Transportation: 2.7%
390,000	Student Transportation, Inc.	2,394,600

Insurance: 2.3%
200,000	Hallmark Financial Services, Inc. [1,2]	2,086,000

Land Ownership & Leasing: 1.5%
3,000	Texas Pacific Land Trust	1,339,890

Medical Equipment & Supplies Manufacturing: 4.0%
200,000	Nuvectra Corp. [1]	1,552,000
200,000	SeaSpine Holdings Corp. [1,2]	2,024,000
		3,576,000

Mining, Oil & Gas Extraction: 2.6%
165,000	Ring Energy, Inc. [1]	2,293,500

Motor Vehicle Parts Manufacturing: 3.2%
96,200	Blue Bird Corp. [1]	1,914,380
30,000	Tower International, Inc.	916,500
		2,830,880
Non-Depository Credit Intermediation: 3.3%
240,000	EZCORP, Inc. - Class A [1]	2,928,000

Packaging: 3.1%
120,000	KapStone Paper & Packaging Corp.	2,722,800

Personal Care Services: 1.1%
65,000	Regis Corp. [1]	998,400

Pharmaceuticals: 2.9%
55,000	Emergent BioSolutions, Inc. [1]	2,555,850

Real Estate Investment Trusts: 7.3%
60,000	Capstead Mortgage Corp.	519,000
100,000	The GEO Group, Inc.	2,360,000
45,000	STAG Industrial, Inc. - Class A	1,229,850
115,000	Tier REIT, Inc.	2,344,850
		6,453,700
Restaurants & Eating Places: 3.0%
175,000	Del Frisco's Restaurant Group, Inc. [1]	2,668,750

Retail Trade: 4.0%
200,000	Express, Inc. [1]	2,030,000
230,000	Sportsman's Warehouse Holdings, Inc. [1]	1,520,300
		3,550,300
Support Activities for Mining: 5.6%
100,000	ProPetro Holding Corp. [1]	2,016,000
160,000	Select Energy Services, Inc. - Class A [1]	2,918,400
		4,934,400
Utilities: 2.0%
95,000	Vistra Energy Corp. [1]	1,740,400

TOTAL COMMON STOCKS
(Cost $74,257,720)		88,848,420

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $74,257,720)		88,848,420
Liabilities in Excess of Other Assets: (0.0)% [3]		(16,967)
TOTAL NET ASSETS: 100.0%		$88,831,453

REIT	Real Estate Investment Trusts
[1]	Non-income producing security
[2]	A portion of this security is considered illiquid. As of December 31, 2017, the total value of the investments considered illiquid was $1,502,144 or 1.7% of total net assets.
[3]	Does not round to 0.1% or (0.1)%, as applicable.
	Share Balance December 31, 2017	Value March 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2017	Dividend Income
U.S. Concrete, Inc.*	10,000	$2,323,800	$-	$1,965,638	$610,551	$(132,213)	$836,500	$-
Total					$610,551	$(132,213)		$-

*	This securitiy was considered an affiliate during the period, but is no longer an affiliate at December 31, 2017.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$88,848,420	$-	$-	$88,848,420
Total Investments in Securities	$88,848,420	$-	$-	$88,848,420

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2017.

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 104.4%
Air Transportation: 4.2%
9,000	Alaska Air Group, Inc.	$661,590

Auto Parts Manufacturing: 2.2%
10,000	Cooper Tire & Rubber Co.	353,500

Basic Materials Manufacturing: 4.3%
6,000	Eagle Materials, Inc.	679,800

Chemical Manufacturing: 1.4%
5,000	CF Industries Holdings, Inc.	212,700

Computer & Electronic Products: 2.4%
25,000	Cypress Semiconductor Corp.	381,000

Construction: 3.2%
10,000	DR Horton, Inc.	510,700

Consumer Apparel: 4.1%
10,000	Skechers U.S.A., Inc. - Class A [1]	378,400
6,000	Tapestry, Inc.	265,380
		643,780

Depository Credit Intermediation: 9.6%
7,000	Comerica, Inc.	607,670
10,250	Southside Bancshares, Inc.	345,220
20,000	Veritex Holdings, Inc. [1]	551,800
		1,504,690
Food & Beverage Manufacturing: 4.5%
23,000	Pilgrim's Pride Corp. [1]	714,380

Healthcare Services: 3.3%
15,000	Teladoc, Inc. [1]	522,750

Household Goods: 3.2%
3,000	Whirlpool Corp.	505,920

Leisure: 4.1%
12,000	Norwegian Cruise Line Holdings Ltd. [1]	639,000

Mining: 2.7%
60,000	Cleveland-Cliffs, Inc. [1]	432,600

Mining, Oil & Gas Extraction: 14.4%
30,000	Callon Petroleum Co. [1]	364,500
20,000	Centennial Resource Development, Inc. - Class A [1]	396,000
70,000	QEP Resources, Inc. [1]	669,900
60,000	WPX Energy, Inc. [1]	844,200
		2,274,600
Packaging: 3.6%
25,000	KapStone Paper & Packaging Corp.	567,250

Rail Transportation: 2.7%
4,000	Kansas City Southern	420,880

Retail Trade: 9.7%
3,000	Casey's General Stores, Inc.	335,820
27,000	Conn's, Inc. [1]	959,850
4,000	Signet Jewelers Ltd.	226,200
		1,521,870
Securities & Commodity Contracts Intermediation & Brokerage: 3.9%
3,000	Affiliated Managers Group, Inc.	615,750

Software Publishers: 7.3%
10,000	Fortinet, Inc. [1]	436,900
20,000	Nutanix, Inc. - Class A [1]	705,600
		1,142,500
Support Activities for Mining: 11.5%
20,000	ProPetro Holding Corp. [1]	403,200
45,000	Select Energy Services, Inc. - Class A [1]	820,800
18,000	U.S. Silica Holdings, Inc.	586,080
		1,810,080
Transportation & Warehousing: 2.1%
5,000	Kirby Corp. [1]	334,000

TOTAL COMMON STOCKS
(Cost $13,205,337)		16,449,340

TOTAL INVESTMENTS IN SECURITIES: 104.4%
(Cost $13,205,337)		16,449,340
Liabilities in Excess of Other Assets: (4.4)%		(699,617)
TOTAL NET ASSETS: 100.0%		$15,749,723

[1]	Non-income producing security
	Share Balance December 31, 2017	Value March 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2017	Dividend Income
U.S. Concrete, Inc.*	-	$322,750	$-	$350,245	$56,960	$(29,465)	$-	$-
Total					$56,960	$(29,465)		$-

*	This securitiy was considered an affiliate during the period, but is no longer an affiliate at December 31, 2017.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$16,449,340	$-	$-	$16,449,340
Total Investments in Securities	$16,449,340	$-	$-	$16,449,340

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2017.

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 98.6%
Air Transportation: 12.2%
40,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR [1]	$320,800
7,500	Spirit Airlines, Inc. [1]	336,375
5,000	United Continental Holdings, Inc. [1]	337,000
		994,175
Basic Materials Manufacturing: 3.3%
12,500	Commercial Metals Co.	266,500

Cement & Concrete Product Manufacturing: 2.3%
25,000	Cemex SAB de CV - ADR [1]	187,500

Computer & Electronic Products: 3.2%
205,400	Intrusion, Inc. [1,2]	256,750

Depository Credit Intermediation: 3.7%
5,000	Wells Fargo & Co.	303,350

Floor Covering Manufacturing: 3.8%
80,000	The Dixie Group, Inc. [1,3]	308,000

Internet Services: 11.5%
35,000	Gogo, Inc. [1]	394,800
30,000	Trivago NV - ADR [1]	205,200
14,000	Twitter, Inc. [1]	336,140
		936,140
Land Ownership & Leasing: 5.9%
19,000	Mesabi Trust	479,750

Marine Transportation: 3.2%
60,000	Aegean Marine Petroleum Network, Inc.	258,000

Mining: 4.4%
50,000	Cleveland-Cliffs, Inc. [1]	360,500

Mining, Oil & Gas Extraction: 16.8%
70,000	Comstock Resources, Inc. [1,3]	592,200
3,000	Helmerich & Payne, Inc.	193,920
30,000	Ring Energy, Inc. [1]	417,000
15,000	Transocean Ltd. [1]	160,200
		1,363,320
Restaurants & Eating Places: 6.1%
5,000	Brinker International, Inc.	194,200
115,000	Luby's, Inc. [1,3]	303,600
		497,800

Retail Trade: 18.2%
25,000	American Eagle Outfitters, Inc.	470,000
100,000	J.C. Penney Co., Inc. [1]	316,000
6,500	Signet Jewelers Ltd.	367,575
7,500	Tapestry, Inc.	331,725
		1,485,300
Support Activities for Mining: 4.0%
10,000	U.S. Silica Holdings, Inc.	325,600

TOTAL COMMON STOCKS
(Cost $7,192,635)		8,022,685

TOTAL INVESTMENTS IN SECURITIES: 98.6%
(Cost $7,192,635)		8,022,685
Other Assets in Excess of Liabilities: 1.4%		110,034
TOTAL NET ASSETS: 100.0%		$8,132,719

ADR	American Depositary Receipt
[1]	Non-income producing security
[2]	A portion of this security is considered illiquid. As of December 31, 2017, the total value of the investment considered illiquid was $188,999 or 2.3% of total net assets.
[3]	Affiliated company as defined by the Investment Company Act of 1940
	Share Balance December 31,2017	Value March 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2017	Dividend Income
Comstock Resources, Inc.	70,000	$646,100	$-	$-	$-	$(53,900)	$592,200	$-
The Dixie Group, Inc.	80,000	399,679	-	122,591	(191,085)	221,997	308,000	-
Luby's, Inc.	115,000	357,650	-	-	-	(54,050)	303,600	-
Total					$(191,085)	$114,047	$1,203,800	$-

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The Hodges Pure Contrarian Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$8,022,685	$-	$-	$8,022,685
Total Investments in Securities	$8,022,685	$-	$-	$8,022,685

The basis for recognizing transfers is at the end of the period in which transfers occur. There was a transfer of $256,750 out of Level 2 and into Level 1 in the Fund due to the receipt of an official closing price from the exchange on which the applicable security is principally traded, for the period ended December 31, 2017.

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 97.3%
Aerospace & Defense: 5.6%
4,500	The Boeing Co.	$1,327,095

Air Transportation: 3.5%
15,000	Delta Air Lines, Inc.	840,000

Basic Materials Manufacturing: 3.2%
6,000	Vulcan Materials Co.	770,220

Computer & Electronic Products: 10.1%
7,200	Apple, Inc.	1,218,456
12,000	Intel Corp.	553,920
6,000	Texas Instruments, Inc.	626,640
		2,399,016
Depository Credit Intermediation: 8.6%
15,000	Bank of America Corp.	442,800
13,500	Citigroup, Inc.	1,004,535
10,000	Wells Fargo & Co.	606,700
		2,054,035
Food & Beverage Products: 2.5%
5,000	PepsiCo, Inc.	599,600

Internet Services: 7.4%
500	Alphabet, Inc. - Class A [1]	526,700
7,000	Facebook, Inc. - Class A [1]	1,235,220
		1,761,920
Leisure: 1.8%
6,000	Las Vegas Sands Corp.	416,940

Mining, Oil & Gas Extraction: 3.7%
16,000	EnLink Midstream, LLC	281,600
11,000	ONEOK, Inc.	587,950
		869,550
Non-Depository Credit Intermediation: 3.5%
7,200	Visa, Inc. - Class A	820,944

Packaging: 2.4%
10,000	International Paper Co.	579,400

Petroleum Products: 5.4%
5,000	Chevron Corp.	625,950
8,000	Exxon Mobil Corp.	669,120
		1,295,070
Pharmaceuticals: 8.8%
5,000	AbbVie, Inc.	483,550
8,000	Eli Lilly & Co.	675,680
6,750	Johnson & Johnson	943,110
		2,102,340

Rail Transportation: 3.9%
7,000	Union Pacific Corp.	938,700

Restaurants & Eating Places: 2.4%
10,000	Starbucks Corp.	574,300

Retail Trade: 11.8%
7,000	The Home Depot, Inc.	1,326,710
7,500	Procter & Gamble Co.	689,100
8,000	Wal-Mart Stores, Inc.	790,000
		2,805,810
Software Publishers: 4.7%
13,000	Microsoft Corp.	1,112,020

Support Activities for Mining: 2.8%
10,000	Schlumberger Ltd.	673,900

Telecommunications: 5.2%
10,000	AT&T, Inc.	388,800
16,000	Verizon Communications, Inc.	846,880
		1,235,680
TOTAL COMMON STOCKS
(Cost $16,402,999)		23,176,540

TOTAL INVESTMENTS IN SECURITIES: 97.3%
(Cost $16,402,999)		23,176,540
Other Assets in Excess of Liabilities: 2.7%		645,797
TOTAL NET ASSETS: 100.0%		$23,822,337

[1]	Non-income producing security

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$23,176,540	$-	$-	$23,176,540
Total Investments in Securities	$23,176,540	$-	$-	$23,176,540

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Elaine E Richards
Elaine E. Richards, President/Principal Executive Officer

Date                                   February 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Elaine E Richards
Elaine E. Richards, President/Principal Executive Officer

Date                                  February 19, 2018

By (Signature and Title)*  /s/ Aaron J Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                   February 23, 2018

* Print the name and title of each signing officer under his or her signature.